Financial Instruments (Details Textual) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Cash and Cash Equivalents [Line Items]
Gains (losses) on cash flow hedges, before tax	$ 17,077,670	$ 37,990,079	$ (34,786,480)
Cash flow hedges [member]
Disclosure of Cash and Cash Equivalents [Line Items]
Gains (losses) on cash flow hedges, before tax	$ 345,986	$ 63,008	$ 5,661